Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Note 15. Income Taxes

Note 15.  Income Taxes

The Company prepares its income tax return on a consolidated basis.  Income taxes are allocated to members of the consolidated group based on taxable income.

The components of the Provision for income taxes for the years ended December 31 were as follows:

	2021	2020

Currently paid or payable	$3,059,462	$2,518,516
Deferred benefit	(76,374)	(270,427)
Total income tax expense	$2,983,088	$2,248,089

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% primarily due to the following for the years ended December 31:

	2021	2020

Computed expense at statutory rates	$3,385,499	$2,731,384
Tax exempt interest and BOLI	(228,773)	(309,102)
Disallowed interest	6,290	12,917
Partnership rehabilitation and tax credits	(468,054)	(433,970)
Low income housing investment amortization expense	286,808	265,982
Other	1,318	(19,122)
	$2,983,088	$2,248,089

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2021	2020

Depreciation	$66,603	$10,368
Mortgage servicing rights	(5,129)	(3,661)
Deferred compensation	2,246	3,722
Bad debts	(105,372)	(269,219)
Limited partnership amortization	57,387	(39,430)
Investment in CFS Partners	35,651	13,408
Deferred SBA PPP fees	(108,668)	0
Prepaid expenses	(5,384)	11,072
Other	(13,708)	3,313
Change in deferred tax benefit	$(76,374)	$(270,427)

Listed below are the significant components of the net deferred tax asset at December 31:

	2021	2020

Components of the deferred tax asset:
Bad debts	$1,619,154	$1,513,782
Deferred compensation	6,930	9,176
Contingent liability - MPF program	17,838	17,838
Finance lease	19,044	7,101
Deferred SBA PPP fees	108,668	0
Unrealized loss on debt securities AFS	310,208	0
Other	22,716	20,814
Total deferred tax asset	2,104,558	1,568,711

Components of the deferred tax liability:
Depreciation	461,168	394,564
Limited partnerships	94,952	37,565
Mortgage servicing rights	188,521	193,650
Unrealized gain on debt securities AFS	0	243,321
Investment in CFS Partners	120,113	84,462
Operating Lease	3,315	3,178
Prepaid expenses	74,426	79,810
Total deferred tax liability	942,495	1,036,550
Net deferred tax asset	$1,162,063	$532,161

U.S. GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in Other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2018 through 2020.  The 2021 tax return has not yet been filed.